Trade and Other Receivables, Net of Current Expected Credit Losses	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Trade and Other Receivables, Net of Current Expected Credit Losses
NOTE
3-TRADE
AND OTHER RECEIVABLES, NET OF CURRENT EXPECTED CREDIT LOSSES
Trade and other receivables, net of current expected credit losses consisted of the following (in millions):

	March 31, 2023	December 31, 2022
Trade receivables	$259	$603
Other receivables	6	19

Total trade and other receivables, net of current expected credit losses	$265	$622

NOTE 4—TRADE AND OTHER RECEIVABLES, NET OF CURRENT EXPECTED CREDIT LOSSES
Trade and other receivables, net of current expected credit losses consisted of the following (in millions):

	December 31,
	2022	2021
Trade receivables	$603	$546
Other receivables	19	25

Total trade and other receivables, net of current expected credit losses	$622	$571